UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Maturities Municipal Fund (NIM)
	December 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 2.7% (2.8% of Total Investments)
	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001:
$ 2,000	5.750%, 12/01/17	12/11 at 101.00	A–	$ 2,032,120
200	5.500%, 12/01/21	12/11 at 101.00	A–	192,528
180	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	156,802
	System Inc., Series 2005A, 5.000%, 11/15/30
500	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.250%, 2/01/12 –	2/11 at 100.00	AA+	490,020
	AGM Insured
500	Marshall County Healthcare Authority, Alabama, Revenue Bonds, Series 2002A, 6.250%, 1/01/22	1/12 at 101.00	A–	511,175
3,380	Total Alabama			3,382,645
	Arizona – 1.0% (1.1% of Total Investments)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
100	5.000%, 12/01/17	No Opt. Call	A	103,698
85	5.250%, 12/01/19	No Opt. Call	A	87,292
35	5.000%, 12/01/32	No Opt. Call	A	30,492
380	5.000%, 12/01/37	No Opt. Call	A	323,722
750	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	4/11 at 100.00	N/R	751,148
	2007, 4.500%, 4/01/17
1,350	Total Arizona			1,296,352
	Arkansas – 3.2% (3.3% of Total Investments)
1,500	Jefferson County, Arkansas, Pollution Control Revenue Bonds, Entergy Arkansas Inc. Project,	6/11 at 100.00	A–	1,506,390
	Series 2006, 4.600%, 10/01/17
1,000	Jonesboro, Arkansas, Industrial Development Revenue Bonds, Anheuser Busch Inc. Project, Series	No Opt. Call	BBB+	1,061,600
	2002, 4.600%, 11/15/12
1,380	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	Baa1	1,507,084
	NPFG Insured
3,880	Total Arkansas			4,075,074
	California – 2.5% (2.6% of Total Investments)
400	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	412,908
	Series 2008H, 5.125%, 7/01/22
500	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	485,475
1,000	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 32.87	A+	225,890
	2002B, 0.000%, 8/01/31 – FGIC Insured
255	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB–	196,041
	Bonds, Series 2007A-1, 4.500%, 6/01/27
	Moulton Niguel Water District, California, Certificates of Participation, Refunding
	Series 2003:
250	5.000%, 9/01/21 – AMBAC Insured	No Opt. Call	AA+	263,613
250	5.000%, 9/01/22 – AMBAC Insured	No Opt. Call	AA+	261,235
500	5.000%, 9/01/23 – AMBAC Insured	No Opt. Call	AA+	517,865
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 –	No Opt. Call	AA+	815,160
	AGC Insured
5,155	Total California			3,178,187
	Colorado – 12.0% (12.3% of Total Investments)
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	N/R	2,890,165
	5.000%, 12/01/20 – AMBAC Insured
1,105	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	1,091,409
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
1,175	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	1,185,892
	Charter School, Series 2003, 4.500%, 12/01/18 – SYNCORA GTY Insured
185	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2,	4/11 at 105.00	AA	196,803
	6.900%, 4/01/29 (Alternative Minimum Tax)
1,025	Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2001A,	12/11 at 100.00	N/R (4)	1,077,183
	6.000%, 12/01/23 (Pre-refunded 12/01/11)
1,465	Denver West Metropolitan District, Colorado, General Obligation Refunding and Improvement	12/13 at 100.00	N/R	1,395,427
	Bonds, Series 2003, 4.500%, 12/01/18 – RAAI Insured
1,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%,	No Opt. Call	Baa1	1,582,110
	9/01/39 (Mandatory put 9/01/13) – NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	No Opt. Call	Baa1	147,660
	NPFG Insured
70	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AA+ (4)	72,755
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – AGM Insured
5,875	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	6/11 at 38.04	N/R (4)	2,221,925
	0.000%, 6/15/27 (Pre-refunded 6/15/11) – AMBAC Insured
200	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	196,984
	Activity Bonds, Series 2010, 6.000%, 1/15/41
2,845	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/21	11/11 at 100.00	A3 (4)	2,976,098
	(Pre-refunded 11/15/11)
19,340	Total Colorado			15,034,411
	Connecticut – 1.5% (1.5% of Total Investments)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
265	5.500%, 1/01/14 (Alternative Minimum Tax)	1/11 at 100.00	BBB	265,697
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	1/11 at 100.00	BBB	1,571,539
1,835	Total Connecticut			1,837,236
	Florida – 6.3% (6.5% of Total Investments)
2,400	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003, 5.250%,	10/13 at 100.00	A1	2,493,528
	10/01/17 – NPFG Insured
	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
1,000	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+	1,044,970
125	5.000%, 3/01/16 – NPFG Insured	No Opt. Call	A+	130,154
600	Florida Deparmtent of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	652,182
	5.000%, 7/01/19 – NPFG Insured
30	JEA, Florida, Electric Revenue Certificates, Series 1973-2, 6.800%, 7/01/12 (ETM)	No Opt. Call	AAA	31,675
750	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	No Opt. Call	BBB	739,710
	5.000%, 10/01/20
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	A+	2,073,520
	AMBAC Insured
235	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	AAA	274,398
	11/01/16 (ETM)
500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	501,090
	Obligation Group, Series 2007, 5.000%, 8/15/27
7,640	Total Florida			7,941,227
	Georgia – 0.3% (0.4% of Total Investments)
380	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	BBB (4)	428,895
	8/01/25 (Pre-refunded 8/01/22) – NPFG Insured
	Idaho – 0.1% (0.1% of Total Investments)
100	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	81,447
	Hospital, Series 2006, 5.250%, 9/01/37
	Illinois – 13.6% (13.9% of Total Investments)
440	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/11 at 100.00	N/R	440,453
	1998, 7.000%, 1/01/14
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	Aa3	1,580,130
	2006, 5.000%, 12/01/21 – NPFG Insured
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AA+	2,005,320
	AGC Insured
4,760	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	5,083,344
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
2,000	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series	3/14 at 102.00	A+	2,103,500
	2000, 4.450%, 3/01/34 (Mandatory put 3/01/15)
1,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	1,089,410
	Advancement Foundation Fund, University Center Project, Series 2002, 6.625%, 5/01/17
	(Pre-refunded 5/01/12)
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	Baa2	234,795
20	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	No Opt. Call	Aaa	21,218
	5.250%, 5/15/12 (ETM)
50	Illinois Health Facilities Authority, Revenue Bonds, Lutheran General Health System, Series	No Opt. Call	AA+ (4)	51,818
	1993A, 6.125%, 4/01/12 – AGM Insured (ETM)
695	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	2/11 at 100.50	BBB	696,133
	Centers, Series 1999, 5.500%, 8/15/19
50	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A+	52,567
130	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A+	136,439
195	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A+	197,767
1,165	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A+	1,154,410
25	Illinois State, General Obligation Bonds, Series 2007A, 5.500%, 6/01/15	No Opt. Call	A+	26,829
275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 12/01/19 –	12/12 at 100.00	AA+	275,487
	AGM Insured
1,355	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A1	952,362
	Bonds, Series 2006, 0.000%, 12/01/18 – NPFG Insured
55	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds,	6/13 at 100.00	AAA	58,925
	Series 2002, 5.375%, 6/01/15 – FGIC Insured
700	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	857,892
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
16,665	Total Illinois			17,018,799
	Indiana – 0.4% (0.4% of Total Investments)
250	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	246,860
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
250	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	Baa1	272,648
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured
500	Total Indiana			519,508
	Iowa – 1.2% (1.3% of Total Investments)
1,520	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	1,563,791
	2001B, 5.300%, 6/01/25 (Pre-refunded 6/01/11)
	Kansas – 3.2% (3.3% of Total Investments)
3,500	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	3,561,354
	Health System Inc., Series 2001-III, 5.500%, 11/15/21
245	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,	12/15 at 100.00	N/R	246,580
	Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20
370	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	197,447
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
4,115	Total Kansas			4,005,381
	Kentucky – 0.9% (0.9% of Total Investments)
325	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA+	337,591
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
790	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	805,136
	(Alternative Minimum Tax)
1,115	Total Kentucky			1,142,727
	Louisiana – 1.4% (1.4% of Total Investments)
1,010	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	1,016,403
	2004, 5.250%, 7/01/24 – NPFG Insured
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
510	5.500%, 5/15/30	5/11 at 101.00	A	504,574
245	5.875%, 5/15/39	5/11 at 101.00	A–	235,038
1,765	Total Louisiana			1,756,015
	Maryland – 0.9% (0.9% of Total Investments)
1,100	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	3/11 at 100.00	N/R	1,099,989
	7.400%, 9/01/19 (Alternative Minimum Tax)
	Massachusetts – 0.7% (0.7% of Total Investments)
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	445,270
	5.000%, 10/01/19
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	N/R	86,859
470	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/11 at 101.00	N/R	368,489
1,070	Total Massachusetts			900,618
	Michigan – 1.6% (1.6% of Total Investments)
1,000	Cornell Township Economic Development Corporation, Michigan, Environmental Improvement Revenue	5/12 at 100.00	AAA	1,065,940
	Refunding Bonds, MeadWestvaco Corporation-Escanaba Project, Series 2002, 5.875%, 5/01/18
	(Pre-refunded 5/01/12)
360	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	1/11 at 100.00	BB	356,767
	Series 1995, 6.625%, 1/01/16 (Pre-refunded 1/31/11)
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	537,295
	Refunding Series 2010C, 5.000%, 12/01/16 (WI/DD, Settling 1/03/11)
1,860	Total Michigan			1,960,002
	Minnesota – 1.4% (1.4% of Total Investments)
1,100	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series	8/12 at 101.00	A1	1,229,316
	1993A, 8.500%, 9/01/19
250	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA+	275,053
	2009A, 5.000%, 1/01/15 – AGC Insured
230	White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds, Series 2000A, 7.000%,	No Opt. Call	N/R	235,674
	12/01/11 – ACA Insured
1,580	Total Minnesota			1,740,043
	Mississippi – 0.6% (0.6% of Total Investments)
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2004B-1:
200	5.000%, 9/01/16	No Opt. Call	AA	214,286
300	5.000%, 9/01/24	9/14 at 100.00	AA	303,180
250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	8/11 at 100.00	BBB	218,883
	Series 2006A, 4.800%, 8/01/30
750	Total Mississippi			736,349
	Missouri – 0.3% (0.3% of Total Investments)
250	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%,	7/20 at 100.00	AAA	321,428
	8/01/20 (Pre-refunded 7/01/20) (Alternative Minimum Tax)
	Montana – 0.1% (0.1% of Total Investments)
90	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – NPFG Insured (ETM)	5/11 at 100.00	BBB (4)	103,988
	Nebraska – 0.9% (0.9% of Total Investments)
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aa3	1,086,000
	Series 2004, 5.000%, 12/15/19 – AGM Insured
	Nevada – 1.2% (1.2% of Total Investments)
1,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	1,023,970
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
800	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	D	126,688
35	0.000%, 1/01/16 – AMBAC Insured	No Opt. Call	D	5,213
120	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	D	15,847
50	0.000%, 1/01/20 – AMBAC Insured	No Opt. Call	D	5,851
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	277,868
	8.000%, 6/15/30
2,255	Total Nevada			1,455,437
	New Jersey – 2.2% (2.3% of Total Investments)
360	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB	325,721
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
150	5.375%, 6/15/14	No Opt. Call	BBB	155,807
15	5.375%, 6/15/15 – RAAI Insured	No Opt. Call	Baa3	15,610
25	5.500%, 6/15/16 – RAAI Insured	No Opt. Call	Baa3	26,001
1,730	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	AA–	381,949
	Appreciation Series 2010A, 0.000%, 12/15/33
1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	AA–	1,546,650
	5.000%, 12/15/23
425	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	364,701
	Series 2007-1A, 4.500%, 6/01/23
4,205	Total New Jersey			2,816,439
	New York – 6.2% (6.3% of Total Investments)
220	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	219,993
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	BBB+	1,074,910
	2003A, 5.500%, 7/01/15 – RAAI Insured
170	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	No Opt. Call	N/R	166,622
	Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
20	5.500%, 6/01/14	6/11 at 100.00	AA–	20,071
250	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	266,153
590	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	607,753
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003B-1C:
500	5.500%, 6/01/21	6/13 at 100.00	AA–	527,805
300	5.500%, 6/01/22	6/13 at 100.00	AA–	315,795
4,300	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	Baa1	4,538,004
	Terminal LLC, Sixth Series 1997, 7.000%, 12/01/12 – NPFG Insured (Alternative Minimum Tax)
7,350	Total New York			7,737,106
	North Carolina – 1.6% (1.7% of Total Investments)
1,880	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/18 –	6/13 at 101.00	Aa2	2,014,664
	AMBAC Insured
	Ohio – 1.3% (1.4% of Total Investments)
770	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	Baa3	595,118
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,056,820
	4.500%, 12/01/15
1,770	Total Ohio			1,651,938
	Pennsylvania – 7.4% (7.6% of Total Investments)
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	193,916
	Series 2009, 7.750%, 12/15/27
770	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	877,223
	1976, 7.625%, 7/01/15 (ETM)
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	3/11 at 100.00	A+ (4)	248,821
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
580	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	No Opt. Call	AA	413,905
	Bonds, Series 2010A-2, 0.000%, 12/01/34
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	8/14 at 100.00	BBB+	4,380,589
	AMBAC Insured
1,435	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	Aaa	1,762,080
	NPFG Insured (ETM)
250	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	5/11 at 100.00	BBB	250,135
	Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
1,085	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	No Opt. Call	Aa3	1,154,603
	2006B, 5.000%, 9/01/12 – AMBAC Insured
8,665	Total Pennsylvania			9,281,272
	Puerto Rico – 0.6% (0.6% of Total Investments)
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	789,540
	2009A, 0.000%, 8/01/32
	Rhode Island – 0.7% (0.7% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
255	6.125%, 6/01/32	6/12 at 100.00	BBB	250,071
725	6.250%, 6/01/42	6/12 at 100.00	BBB	653,682
980	Total Rhode Island			903,753
	South Carolina – 5.1% (5.2% of Total Investments)
750	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A1	785,940
	Assets for Education, Series 2003, 5.250%, 12/01/19
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	AAA	1,936,180
	1/01/19 – FGIC Insured (ETM)
2,835	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1	3,390,007
	1/01/19 – FGIC Insured
5	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	5,444
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
20	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	19,963
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
195	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/11 at 101.00	BBB (4)	199,506
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/11)
5,345	Total South Carolina			6,337,040
	South Dakota – 0.8% (0.8% of Total Investments)
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	AA–	967,870
	Series 2007, 5.000%, 11/01/27
	Tennessee – 2.1% (2.1% of Total Investments)
	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
750	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	815,490
1,250	6.000%, 9/01/17 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	1,359,150
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/13	No Opt. Call	Ba3	423,780
2,400	Total Tennessee			2,598,420
	Texas – 6.7% (6.8% of Total Investments)
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 – NPFG Insured	9/14 at 100.00	AAA	1,134,737
565	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue	No Opt. Call	N/R	586,628
	Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative
	Minimum Tax)
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	No Opt. Call	CCC–	8,397
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)
2,000	Brazos River Authority, Texas, Collateralized Revenue Refunding Bonds, CenterPoint Energy	6/14 at 100.00	A3	2,010,180
	Inc., Series 2004B, 4.250%, 12/01/17 – FGIC Insured
500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	CCC	466,120
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
15	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	No Opt. Call	CCC–	10,706
	LLC, Series 2003A, 6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative Minimum Tax)
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	2,024,888
	2006, 5.000%, 8/15/20
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	268,113
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB	179,778
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
325	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	307,574
	5.750%, 1/01/38
25	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	No Opt. Call	CCC	23,306
	Project, Series 2001B, 5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative Minimum Tax)
1,350	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	1/11 at 100.00	A	1,201,311
	2006B, 0.752%, 12/15/17
145	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp	6/12 at 100.00	N/R (4)	152,386
	Medical Center, Series 2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)
8,380	Total Texas			8,374,124
	Virgin Islands – 0.4% (0.4% of Total Investments)
525	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	490,985
	Series 2010A, 5.000%, 10/01/29
	Virginia – 0.2% (0.2% of Total Investments)
250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	1/11 at 100.00	N/R	250,093
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
	Washington – 0.7% (0.7% of Total Investments)
295	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	367,192
	1989B, 7.125%, 7/01/16 – NPFG Insured
520	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	526,396
	Series 2002, 6.500%, 6/01/26
815	Total Washington			893,588
	Wisconsin – 3.7% (3.7% of Total Investments)
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
465	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	490,733
1,480	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,593,531
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A– (4)	1,027,610
	Inc., Series 2001, 6.000%, 7/01/21 (Pre-refunded 7/01/11)
1,105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	2/11 at 100.00	A3	1,105,033
	Series 1999A, 5.500%, 2/15/20 – ACA Insured
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
200	5.250%, 8/15/18	8/16 at 100.00	BBB+	206,366
180	5.250%, 8/15/34	8/16 at 100.00	BBB+	158,319
4,430	Total Wisconsin			4,581,592
$ 127,690	Total Investments (cost $120,715,977) – 97.7%			122,353,973
	Other Assets Less Liabilities – 2.3%			2,850,209
	Net Assets – 100%			$ 125,204,182

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$122,353,973	$ —	$122,353,973

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2, or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments was $120,582,215.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 3,835,854
Depreciation	(2,064,096)
Net unrealized appreciation (depreciation) of investments	$ 1,771,758

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 1, 2011